Goodwill - Schedule of Change in Carrying Amount of Goodwill (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Goodwill [Line Items]
Foreign currency translation adjustment	$ 2,443
Goodwill, Ending balance	154,954
Manitoba Harvest
Goodwill [Line Items]
Acquisition	127,681
Natura
Goodwill [Line Items]
Acquisition	$ 24,830